Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VA-2

(Separate Account)

Supplement to:

Medley!

Prospectus Dated May 1, 2013

Overture Medley®

Prospectus Dated May 1, 2016

Supplement Dated May 1, 2020

1.	Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Balanced Portfolio, Class I-2	Current income and long-term capital appreciation.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class I	Capital growth; income is secondary.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
American Funds Insurance Series®	Capital Research and Management Company (SM)
American Funds IS Managed Risk Asset Allocation Fund, Class P2 – Milliman Financial Risk Management LLC	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds IS New World Fund®, Class 2	Seeks to provide long-term capital appreciation.
BNY Mellon Investment Portfolios	BNY Mellon Investment Adviser, Inc.
BNY Mellon MidCap Stock Portfolio, Service Shares	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index)**.
Calvert Variable Products, Inc.	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Investment Grade Bond Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")*	Index: Bloomberg Barclays U.S. Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio, Class I – AIP*	Index: NASDAQ 100 Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP*	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio** – AIP*	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio**, Class I – AIP*	Index: S&P MidCap 400 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP* and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP* and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP* and Milliman	Current income.
Calvert Variable Series, Inc.	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
DWS Variable Series II	DWS Investment Management Americas, Inc.
DWS International Growth VIP, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP, Class A	Long-term capital appreciation.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® Variable Insurance Products ***	Fidelity Management & Research Company LLC
Fidelity® VIP Asset Manager Portfolio, Service Class 2 (1)	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity® VIP Asset Manager: Growth Portfolio, Service Class 2 (1)	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Fidelity® VIP ContrafundSM Portfolio, Service Class 2 (1)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM, Service Class 2 (1)	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index**.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio, Service Class 2 (1)	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio, Service Class 2 (1)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 (1)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Service Class 2 (1)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Service Class 2 (1,2)	Seeks long-term growth of capital.
Subadvisers: (1) Other investment advisers serve as sub-advisers for the fund and (2) FMR Investment Management (UK) Limited (FMR UK)
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Franklin Income VIP Fund, Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.
Templeton Global Bond VIP Fund, Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I (merged from Invesco V.I. Mid Cap Growth Fund, Series I, prior to May 1, 2020)	Seeks capital appreciation.
Invesco V.I. Global Core Equity Fund, Series I – Invesco Asset Management Limited	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	Total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Ivy Variable Insurance Portfolios	Ivy Investment Management Company
Ivy VIP Balanced, Class II	To seek to provide total return through a combination of capital appreciation and current income.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® New Discovery Series, Initial Class	Seeks capital appreciation.
MFS® Total Return Series, Initial Class	Seeks total return.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
MFS® Strategic Income Portfolio, Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.
MFS® Variable Insurance Trust III	Massachusetts Financial Services Company
MFS® Global Real Estate Portfolio, Initial Class	Seeks total return.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Strategist Portfolio, Class I – Morgan Stanley Investment Management Limited	Total return.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
ALPS Variable Investment Trust	ALPS Advisors, Inc.
Morningstar Balanced ETF Asset Allocation Portfolio, Class II – Morningstar Investment Management LLC ("Morningstar")	Capital appreciation and some current income.
Morningstar Growth ETF Asset Allocation Portfolio, Class II – Morningstar	Capital appreciation.
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II – Morningstar	Current income and capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio – Cadence Capital Management LLC	Long-term capital appreciation.

*	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
***	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.

2.	The following is added to the first page of your prospectus:

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide service to our policy owners. We continuously monitor the life insurance company’s investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

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3.	The instructions for electing to receive communications electronically, on page one of your prospectus, are replaced with the following:

You may elect to receive shareholder reports and other communications from us electronically by:

  Calling our Customer Service Center at 800-745-1112, or
  Visiting ameritas.com and following these instructions:
•	Click on Account Access.
•	Select Life/Annuities/Disability and click Customer Login.
•	Click on your variable policy number, then the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	First time users select Register and follow the simple registration prompts. You will need your policy number and Social Security Number or tax identification number and date of birth.

4.	In the section titled Taxation of Death Proceeds, the first three sentences are revised to read as follows:

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes.

All other provisions remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

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